Redeemable Preferred Shares Issued by a Subsidiary and Redeemable Non-Controlling Interest	12 Months Ended
Dec. 31, 2010
REDEEMABLE PREFERRED SHARES ISSUED BY SUBSIDIARY AND REDEEMABLE NON-CONTROLLING INTEREST [Abstract]
REDEEMABLE PREFERRED SHARES ISSUED BY A SUBSIDIARY AND REDEEMABLE NON-CONTROLLING INTEREST

22.	REDEEMABLE PREFERRED SHARES ISSUED BY A SUBSIDIARY AND REDEEMABLE NON-CONTROLLING INTEREST
Redeemable preferred shares issued by a subsidiary
In 2008, Grandpro Technology Limited (“Grandpro”), a subsidiary of Shanda, entered into a series of agreements with Intel Capital Corporation, Shanghai International Shanghai Growth Investment Limited, CCIB SPC-Asia Pacific Small and Mid Cap Companies Segregated Portfolio, UG SPC-Asean Plus Three Segregated Portfolio, and CCIB Opportunity Income Growth Fund, Huitung Investments (BVI) Limited and Google.Inc (collectively referred to as the “Investors”) to issue 9,600,000 series A Preferred Shares and 10,000,000 Series A-1 Preferred Shares to the Investors for a total consideration of US$19.6 million (equivalent to RMB 141,142,984). The par value of each preferred share is US$0.0001. All of the Series A Preferred Shares and the Series A-1 Preferred Shares issued by Grandpro are collectively referred to as the “Preferred Shares”.
No beneficial conversion feature charge was recognized for the issuance of Series A and Series A-1 Preferred Shares as the estimated fair value of the ordinary shares of Grandpro does not exceed the conversion price on the date of issuance. The initial carrying value of Series A and Series A-1 Preferred Shares was offset by direct issuance cost of US$168,000 (equivalent to RMB1,179,192). No dilution gain was recognized for the issuance of Preferred Shares. The Preferred Shares are redeemable at the option of the Investors and as such are presented as mezzanine equity on the balance sheet and such amount is accreted to the redemption value from the issuance date to the redemption date. The accretion is included as a component of net income attributable to non-controlling interests in the statement of operations.
Key terms of the Series A and Series A-1 Preferred shares are summarized as follows:
a. Dividends:
The Investors of the Preferred Shares are entitled to receive dividends at the rate of 6% of the original Preferred Share issue price per annum, when and if declared by the Board of Directors of Grandpro, prior and in preference to the ordinary shareholders or any other class of shareholders on an as-converted basis. The Investors of the Preferred Shares are also being entitled to receive any non-cash dividend, when and if declared by the Board on an as-converted basis.
b. Liquidation preference
Upon the occurrence of any liquidation, the Investors of the Preferred Shares shall be entitled to receive, before any distribution or payment to the holders of the ordinary shares of Grandpro, an amount equal to 100% of their original issue price, as adjusted for any share splits, share dividends, combinations, recapitalizations and similar transactions, plus all declared and unpaid dividends.
c. Voting rights
Each Preferred Share has voting rights equivalent to the number of ordinary shares into which such Preferred Shares could be then convertible. The Investors of the Preferred Shares also would have certain veto rights including, but not limited to, the appointment or removal of senior management and the adoption of any annual budget, including contingencies.
d. Conversion
The Preferred Shares are convertible, at the option of the Investors, into Grandpro’s ordinary shares at an initial conversion ratio of 1:1 at any time after the original issuance date. In addition, each Preferred Share is automatically convertible into such number of ordinary shares of Grandpro as shall be determined by reference to the then effective and applicable conversion ratio upon the closing of a Qualified Public Offering as defined in the Preferred Shares agreement.
In the event that Grandpro issues additional ordinary shares at a price lower than the then-applicable conversion price for the Preferred Shares, the conversion price of the Preferred shares shall be reduced to a price equal to the issue price per share of the additional ordinary shares issued, except for issuances under certain circumstances.
e. Redemption
If (i) the PRC government enacts policies, laws or regulations that prohibits non-PRC entities from investing in, holding or disposing of any securities in Grandpro, its subsidiary or VIE subsidiary, or (ii) Grandpro has not consummated a Qualified Public Offering prior to December 30, 2010, the Investors of not less than a majority of the Preferred Shares then outstanding, would have options at any time to redeem all of the Preferred Shares at a redemption price equal to the original issue price plus an annual rate of 10% accruing from the date of issuance to the redemption date plus any declared and unpaid dividends and interest thereon. In December 2010, all of the preferred shares have been redeemed by Grandpro for a total consideration of US$25.3 million in cash (equivalent to RMB168.6 million).
Accretion and the corresponding re-measurement at the current exchange rate for the years ended December 31, 2008, 2009 and 2010 was approximately RMB4,770,940, RMB13,247,741 and RMB10,654,313, respectively. As of December 31, 2008 and 2009, the balance of preferred shares issued by Grandpro was RMB144,734,732 and 157,982,473.
Redeemable non-controlling interests
The balance of redeemable non-controlling interests is summarized as follows:

	December 31,	December 31,
	2009	2010
	RMB	RMB

Tianfang Tingshu	—	3,134,086
Wangwen Xinyue	—	22,162,159

	—	25,296,245

		Arising from			Balance at
	Balances at	Business	Share of	Share-Based	December 31,
	January 1, 2010	Combination	Profit/(Loss)	Compensation	2010
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Tianfang Tingshu	—	3,671,429	(537,343)	—	3,134,086
Wangwen Xinyue	—	21,141,558	613,927	406,674	22,162,159

Total	—	24,812,987	76,584	406,674	25,296,245